Share-based Payment - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Tandem SARs and SARs (Detail) - Stock appreciation rights and tandem stock appreciation rights [member]
	12 Months Ended
	Oct. 31, 2018 CAD ($) yr	Oct. 31, 2017 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.58%	3.61%
Weighted-average fair value | $	$ 13.39	$ 25.72
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	2.26%	1.38%
Expected price volatility	13.75%	15.30%
Expected life of option	0.00	0.00
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	2.34%	1.59%
Expected price volatility	28.12%	23.38%
Expected life of option	4.58	4.53